Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 10,019	$ 25,702	$ 29,513
Accounts receivable, net	285,393	321,629	272,924
Income tax receivable	11,192	14,749	40,766
Prepaid expenses and other current assets	50,661	36,306	31,284
Total current assets	357,265	398,386	374,487
Property and equipment, net	175,322	159,547	171,857
Other assets:
Goodwill	264,826	264,826	312,541
Intangible assets, net	44,276	49,648	65,549
Other noncurrent assets	5,607	3,636	9,120
Total other assets	314,709	318,110	387,210
Total assets	847,296	876,043	933,554
Current liabilities:
Current maturities of debt	10,088	9,950	445,589
Accounts payable	161,329	171,905	149,067
Accrued expenses and other current liabilities	120,207	105,409	89,381
Total current liabilities	291,624	287,264	684,037
Deferred tax liabilities	5,536	14,282	44,174
Other long-term liabilities	26,243	10,873	7,875
Long-term debt, net of current maturities	149,241	189,460
Preferred stock	368,767	263,317
Total liabilities	841,411	765,196	736,086
Commitments and contingencies
Stockholders' investment:
Common stock	385	384	383
Additional paid-incapital	404,476	403,166	398,602
Retained deficit	(398,976)	(292,703)	(201,517)
Total stockholders' investment	5,885	110,847	197,468
Total liabilities and stockholders' investment	$ 847,296	$ 876,043	$ 933,554